Expense Example	May 31, 2024 USD ($)
ARBITRAGE FUND | ARBITRAGE FUND | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 181
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	2,095
ARBITRAGE FUND | ARBITRAGE FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,824
ARBITRAGE FUND | ARBITRAGE FUND | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	356
Expense Example, with Redemption, 3 Years	788
Expense Example, with Redemption, 5 Years	1,345
Expense Example, with Redemption, 10 Years	2,866
ARBITRAGE FUND | ARBITRAGE FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	451
Expense Example, with Redemption, 3 Years	820
Expense Example, with Redemption, 5 Years	1,213
Expense Example, with Redemption, 10 Years	2,312
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	176
Expense Example, with Redemption, 3 Years	549
Expense Example, with Redemption, 5 Years	947
Expense Example, with Redemption, 10 Years	2,061
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	817
Expense Example, with Redemption, 10 Years	1,789
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	495
Expense Example, with Redemption, 3 Years	856
Expense Example, with Redemption, 5 Years	1,241
Expense Example, with Redemption, 10 Years	2,319
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	488
Expense Example, with Redemption, 5 Years	868
Expense Example, with Redemption, 10 Years	1,935
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	737
Expense Example, with Redemption, 10 Years	1,660
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	453
Expense Example, with Redemption, 3 Years	797
Expense Example, with Redemption, 5 Years	1,165
Expense Example, with Redemption, 10 Years	$ 2,197